Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
Cash flow hedges [member]
Disclosure Of Currency Exposure [Line Items]
Hedged Sales Volume	$ 1,613,000,000	$ 2,140,000,000